Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,631,394)	$ (5,537,936)
Adjustments to reconcile loss from operations to net cash used by operating activities
Depreciation	22,332	24,069
Bad debt expense (recovery)	(59,752)	57,601
Stock-based compensation	2,480,970	768,105
Loss (gain) on warrant valuation adjustment	(55,376)	568,729
Amortization of debt issuance costs	2,767,361	431,087
Amortization of debt discount	150,484	110,247
Stock issued for consulting services	181,500	8,000
Warrants issued for consulting services	828,690	182,856
Accrued interest	410,289	21,896
Interest payable, related parties	485,875	576,481
Changes in assets and liabilities
Accounts receivable - trade	(22,502)	250,678
Inventory	(123,118)	(7,079)
Prepaid expenses	(34,823)	(2,465)
Other	(3,802)	(131)
Accounts payable	276,120	783,559
Accrued expenses	188,708	298,512
Accrued employee compensation	338,733	(63,180)
Contract liabilties	178,533	0
NET CASH USED BY OPERATING ACTIVITIES	(3,621,172)	(1,528,971)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(42,888)	0
NET CASH USED BY INVESTING ACTIVITIES	(42,888)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term note	1,637,497	0
Proceeds from convertible promissory notes, net	1,159,785	1,384,232
Proceeds from line of credit, related party	624,000	370,000
Advances from related parties	0	310,000
Proceeds from note payable, product	96,708	0
Proceeds from warrant exercise	40,728	93,066
Payment on line of credit, related party	(144,500)	0
Payments on note payable, product	(96,708)	0
Payments on short term loan	0	(40,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,317,510	2,117,298
EFFECT OF EXCHANGE RATES ON CASH	(19,085)	8,286
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(365,635)	596,613
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	730,184	133,571
CASH AND CASH EQUIVALENTS, END OF PERIOD	364,549	730,184
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	151,227	0
NONCASH INVESTING ACTIVITIES
Reclassification of warrant liability to equity	118,838	66,967
Advances payable converted to convertible promissory notes	310,000	0
Accounts payable converted to convertible promissory notes	120,000	0
Beneficial conversion feature on convertible debt	745,223	820,681
Warrants issued for debt	844,562	620,748
Conversion of 10% convertible promissory notes	$ 934,696	$ 0